LONG-TERM LOANS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest expense	$ 3,961	$ 3,008	$ 28,300	$ 45,292